Additional disclosures in respect of guaranteed securities - Combined Statement of financial position and income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of information about consolidated structured entities [line items]
Non-current assets	£ 57,278	£ 61,759	£ 55,466		£ 52,523	£ 52,523
Total current assets	9,938	5,801	7,946		6,678	6,681
Total current liabilities	(9,368)	(8,564)	(9,129)		(8,691)	(8,697)
Total non-current liabilities	(37,988)	(39,203)	(34,715)		(31,673)	(31,474)
Net assets	19,860	19,793	19,568	£ 19,568	18,837	19,033
Equity	19,860	19,793	19,568	£ 19,568	£ 18,837	£ 19,033
Revenue	14,779	14,540	14,933
Operating costs	(11,884)	(11,760)	(12,063)
Operating profit/(loss)	2,895	2,780	2,870
Profit/(loss) after tax from continuing operations	1,641	£ 1,274	£ 1,502
Other subsidiaries
Disclosure of information about consolidated structured entities [line items]
Non-current assets	0
Total current assets	20,692
Total current liabilities	(17,589)
Total non-current liabilities	(2,059)
Other income from other subsidiaries	9,978
Investments in subsidiaries	14,415
National Grid plc and Niagara Mohawk Power Corporation combined
Disclosure of information about consolidated structured entities [line items]
Non-current assets	8,940
Total current assets	1,553
Total current liabilities	(1,342)
Total non-current liabilities	(6,363)
Net assets	3,832
Equity	3,832
Revenue	2,462
Operating costs	(4,562)
Operating profit/(loss)	(2,100)
Other income and costs, including taxation	(182)
Profit/(loss) after tax from continuing operations	£ 7,696